Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations
Summary of fair value of property and equipment acquired

Leasehold improvements	$1,537
Furniture and fixtures	1,081
Computer equipment and software	3,066
Medical equipment	414
Software (development in process)	1,777
Total property and equipment	$7,875

Summary of future consolidated results of operations

Year Ended
December 31,2021
(Unaudited)
Total operating revenue	$793,447
Net loss	$(259,282)
Net loss attributable to non-controlling interest	$(214,167)
Net loss attributable to controlling interest	$(45,115)

P3 LLC
Business Combinations
Summary of purchase consideration

Equity	$80,301
Fair value of redeemable non-controlling interest	1,807,428
Stock compensation pre-combination services	26,313
Cash consideration	18,405
Payment of P3 LLC’s transaction costs	19,152
Total purchase consideration	$1,951,599

Summary of purchase price allocation to assets and liabilities

Assets acquired:
Cash	$5,301
Restricted cash	54
Health plan receivables	47,733
Clinic fees and insurance receivables, net	426
Other receivables	1,881
Prepaid expenses and other current assets	939
Property and equipment	7,875
Definite lived intangible assets:
Customer relationships	684,000
Provider network	3,700
Trademarks	147,700
Goodwill	1,278,453
Operating lease right-of-use assets(1)	10,604
Total assets acquired	2,188,666

Liabilities assumed:
Accounts payable and accrued expenses	25,819
Accrued payroll	2,869
Health plan settlements payable	25,008
Claims payable	76,031
Premium deficiency reserve	11,559
Accrued interest	9,269
Current portion of long-term debt	301
Operating lease liability	6,211
Long-term debt, net of current portion	80,000
Total liabilities assumed	237,067
Net assets acquired	$1,951,599
(1)	Included within other long-term assets on the consolidated balance sheet.

Medcore Health Plan, Inc and Omni IPA Medical Group, Inc
Business Combinations
Summary of purchase price allocation to assets and liabilities

	Successor	Predecessor
	Period	Period
Assets acquired:
Cash	$20,547	$3
Restricted cash	302	—
Health plan receivables	5,754	—
Clinic fees and insurance receivables, net	141	—
Other receivables	726	—
Prepaid expenses and other current assets	1,190	—
Property and equipment	113	6
Definite lived intangible assets:
Customer relationships	—	2,046
Payor contracts	4,700	—
Provider network	1,100	—
Trademarks	900	—
Indefinite lived intangible assets:
Medical licenses	700	—
Goodwill	31,298	2,934
Total assets acquired	$67,471	$4,989
Liabilities assumed:
Accounts payable	150	—
Accrued payroll	277	—
Health plan settlements payable	133	—
Claims payable	26,898	—
Total liabilities assumed	27,458	—
Net assets acquired	$40,013	$4,989